Related Party Transactions - Schedule of Amounts Due from Related Parties (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Amounts due from related parties		$ 2,707,136	$ 4,237,682
Amounts due to related parties		1,217,442	159,612
Shuang Wu [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	1,424,989	795,243
Hangzhou Qingniu [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[2]	855,618	1,294,296
Hangzhou Shuige [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[2]	421,092
Amounts due to related parties	[3]		17,818
Qijia Yu [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[4]	5,437
Huiyu Chuanggu [Membe]
Related Party Transaction [Line Items]
Amounts due from related parties	[5]		1,453,583
Amounts due to related parties	[6]	1,064,916
Baiming Yu [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[7]		683,376
Amounts due to related parties	[8]	5,820
Liwei Zhang [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[2]		11,184
Xiaoshan Ance [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[3]	142,499	137,061
Ming Zhao [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[8]	4,207	4,048
Hangzhou Yuanqi [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[3]		$ 685

[1]	The balance represented advances made to the related party for the Group’s daily operational purposes, and reimbursement from the related parties for the Group’s operational expenses.
[2]	The balance represented an interest-free loan to this related party, which is due on demand.
[3]	The balance represented interest-free loans from this related party, which was due on demand.
[4]	The balance represented advances made to the related party for the Group’s daily operational purposes.
[5]	The balance represented the advances made to Huiyu Chuanggu by the Group for its future payment of audit fees and legal expenses which were unsecured, interest-free and repayable on demand.
[6]	The balance represented the payment on behalf of the Group for its daily operations or the initial public offering costs, including legal fees and accounting fees.
[7]	The balance represented withholding tax receivables related to deemed dividend and advances made to the management for the Group’s daily operational purposes.
[8]	The balance represented advance from this related party for the Group’s daily operations with no fixed term of repayment and interest.